Finance income and cost	12 Months Ended
Dec. 31, 2023
Finance income and cost
Finance income and cost

23.  Finance income and cost

An analysis of finance income is as follows:

	2023		2022		2021
Interest on cash and equivalents	US$	32,461	US$	12,036	US$	2,872
Interest on recovery of guarantee deposits		4,611		155		379
Interest on cash and equivalents held in the trust CIB/3249		1,150		711		280
	US$	38,222	US$	12,902	US$	3,531

An analysis of finance cost is as follows:

	2023		2022		2021
Interest expense on lease liabilities and aircraft and engine lease return obligation	US$	191,967	US$	174,769	US$	128,159
Interest on asset backed trust notes		16,969		12,049		5,672
Cost of letter credit notes		5,477		4,131		3,025
Interest on debts and borrowings(1)		2,851		533		703
Other finance costs		1,153		584		1,589
Derivative financial instruments loss		579		161		—
Bank fees and others		347		308		226
	US$	219,343	US$	192,535	US$	139,374

(1) The borrowing costs related to the construction of qualifying assets are capitalized as part of the cost of the asset (Note 12). Interest expense not capitalized is related to the short-term working capital facility.

	2023		2022		2021
Interest on debts and borrowings	US$	24,752	US$	8,448	US$	7,801
Capitalized interest (Note 12)		(21,901)		(7,915)		(7,098)
Net interest on debts and borrowing in the consolidated statements of operations	US$	2,851	US$	533	US$	703